Changes in significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Of Changes In Accounting Policies, Accounting Estimates And Errors [Abstract]
Disclosure of initial application of standards or interpretations
The following table summarizes the impact, net of tax, of transition to IFRS 9 on the opening balance of retained earnings.

(in thousands of USD)	Impact of adopting IFRS 9 at January 1, 2018

Retained earnings
Recognition of expected credit losses under IFRS 9	(16)
Impact at January 1, 2018	(16)

The following table summarizes the impact, net of tax, of transition to IFRS 15 on retained earnings at January 1, 2018.

(in thousands of USD)	Impact of adopting IFRS 15 at January 1, 2018

Retained earnings
Revenue on a load-to-discharge basis	(4,422)
Recognition capitalized fulfillment costs	2,693
Impact at January 1, 2018	(1,729)

The Group has determined that the application of IFRS 9's impairment requirements at January 1, 2018, results in an additional impairment allowance as follows.

(in thousands of USD)
Loss allowance at December 31, 2017 under IAS 39	0
Additional impairment recognized at January 1, 2018 on:
Trade and other receivables as at December 31, 2017	16
Additional trade receivables recognized on adoption of IFRS 15	0
Loss allowance at January 1, 2018 under IFRS 9	16
The following accounting policies apply to the subsequent measurement of financial assets.

Financial assets at FVTPL	These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.
Financial assets at amortized cost
These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses (see (ii) below). Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Debt investments at FVOCI
These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Equity investments at FVOCI
These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

The following table and the accompanying notes below explain the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Group's financial assets as at January 1, 2018.

(in thousands of USD)	Original classification under IAS 39	New classification under IFRS 9	Original carrying amount under IAS 39	New carrying amount under IFRS 9
Financial assets
Forward exchange contracts used for hedging	Fair value - hedging instrument	Fair value - hedging instrument	467	467
Non-current receivables	Loans and receivables	Amortized cost	160,352	160,352
Trade and other receivables	Loans and receivables	Amortized cost	112,000	111,984
Cash and cash equivalents	Loans and receivables	Amortized cost	143,648	143,648
Total financial assets			416,467	416,451
The following tables summarize the impacts of adopting IFRS 15 on the Group's interim statement of financial position as at June 30, 2018 and its interim statement of profit or loss and OCI for the six months then ended for each of the line items affected. There was no material impact on the Group's interim statement of cash flows for the six-month period ended June 30, 2018.

Impact on the condensed interim consolidated statement of financial position

(in thousands of USD)	Amounts after adoption of IFRS 15	Adjustments	Amounts without adoption of IFRS 15

ASSETS
Non-current assets	3,739,491	—	3,739,491
Current assets	447,618	(6,591)	454,209
Trade and other receivables	239,819	(6,591)	246,410
TOTAL ASSETS	4,187,109	(6,591)	4,193,700

EQUITY AND LIABILITIES
Equity
Retained earnings	410,662	(2,092)	412,754
Equity attributable to owners of the Company	2,336,580	(2,092)	2,338,672
Non-current liabilities	1,428,312	—	1,428,312
Current liabilities	422,217	(4,499)	426,716
Trade and other payables	87,067	(4,499)	91,566
TOTAL EQUITY AND LIABILITIES	4,187,109	(6,591)	4,193,700

Impact on the condensed interim consolidated statement of profit or loss

(in thousands of USD)	Amounts after adoption of IFRS 15	Adjustments	Amounts without adoption of IFRS 15

Shipping income
Revenue	202,748	(2,168)	204,916
Total shipping income	215,056	(2,168)	217,224

Operating expenses
Voyage expenses and commissions	(46,277)	1,805	(48,082)
Total operating expenses	(284,706)	1,805	(286,511)

RESULT FROM OPERATING ACTIVITIES	(69,650)	(363)	(69,287)

PROFIT (LOSS) FOR THE PERIOD	(51,602)	(363)	(51,239)

TOTAL COMPREHENSIVE (LOSS) / INCOME FOR THE PERIOD	(52,007)	(363)	(51,644)